Income Taxes, Unrecognized Deferred Income Tax Assets on Temporary Deductible Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 43,796	$ 45,941
Temporary Deductible Differences [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	1,435	2,271
Losses Carried Forward [Member]
Unrecognized deferred income tax assets [Abstract]
Unrecognized deferred income tax assets	$ 42,361	$ 43,670